Condensed Schedules Of Investments (The Series Of The Frontier Fund - Balanced, Berkeley/Graham/Tiverton, Currency And Long Only Commodity Series) (USD $)	Dec. 31, 2011		Dec. 31, 2010
U.S. Treasury Note 3.875% Due 02/15/2013 (Cost $38,125,391) [Member]
Investment Owned, Underlying Face Amount, at Market Value	$ 36,500,000.00	[1]	$ 36,500,000.00	[1]
U.S. Treasury Note 4.000% Due 02/15/2015 (Cost $38,016,039) [Member]
Investment Owned, Underlying Face Amount, at Market Value	36,700,000.00	[1]	36,700,000.00	[1]
Balanced Series [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, Value	9,778,088	[2]	26,090,210	[2]
Investment Owned, % of Total Capital (Net Asset Value)	3.12%	[2]	6.07%	[2]
Balanced Series [Member] | Total Return Option Basket Swap (Termination Date 11/6/12) [Member]
Investment Owned, Value	17,706,757	[3]
Investment Owned, % of Total Capital (Net Asset Value)	5.97%	[3]
Balanced Series [Member] | Total Return Option Basket Swap (Termination Date 6/30/16) [Member]
Investment Owned, Value	5,881,772	[3]
Investment Owned, % of Total Capital (Net Asset Value)	1.98%	[3]
Balanced Series [Member] | Total Swaps [Member]
Investment Owned, Value	23,819,312	[3]
Investment Owned, % of Total Capital (Net Asset Value)	8.03%	[3]
Balanced Series [Member] | Investment in Berkeley Quantitative Colorado Fund, LLC (Cost Of $8,487,603) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%
Balanced Series [Member] | Investment in Berkeley Quantitative Colorado Fund, LLC (Cost Of $10,000,000) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%
Balanced Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 (Cost $38,125,391) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	4.74%	[1]	3.13%	[1]
Investment Owned, Underlying Face Amount, at Market Value	14,052,173	[1]	13,418,389	[1]
Balanced Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 (Cost $38,016,039) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	5.10%	[1]	3.23%	[1]
Investment Owned, Underlying Face Amount, at Market Value	15,116,043	[1]	13,835,108	[1]
Balanced Series [Member] | Total U.S. Treasury Note Fair Value [Member]
Investment Owned, % of Total Capital (Net Asset Value)	9.84%		6.36%
Investment Owned, Underlying Face Amount, at Market Value	29,168,216		27,253,497
Balanced Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 [Member]
Investment Owned, Underlying Face Amount, at Market Value	13,517,520	[1]	12,560,178	[1]
Investment Owned, at Cost	14,119,472	[1]	13,119,498	[1]
Balanced Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 [Member]
Investment Owned, Underlying Face Amount, at Market Value	13,591,588	[1]	12,629,001	[1]
Investment Owned, at Cost	14,078,974	[1]	13,081,869	[1]
Balanced Series [Member] | Total U.S. Treasury Note Face Value [Member]
Investment Owned, Underlying Face Amount, at Market Value	27,109,108		25,189,179
Balanced Series [Member] | Total U.S. Treasury Note Cost [Member]
Investment Owned, at Cost	28,198,446		26,201,367
Balanced Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value	(1,930,354)	[2]	1,088,633	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.65%)	[2]	0.25%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Value	(3,533,012)	[2]	8,015,226	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(1.19%)	[2]	1.87%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Copper @ LME Settling 3/16/2011 (Number Of Contracts: 215) [Member]
Investment Owned, Value			6,234,313	[2]
Investment Owned, % of Total Capital (Net Asset Value)			1.46%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Value	122,059	[2]	1,192,754	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.04%	[2]	0.28%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Value	11,380	[2]	54,979	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.01%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Value	(23,315)	[2]	1,008,666	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.01%)	[2]	0.24%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Value	(300,490)	[2]	119,345	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.10%)	[2]	0.03%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Value	407,889	[2]	394,589	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.14%	[2]	0.09%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Value	56,394	[2]	19,156	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.02%	[2]	0.00%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Value	1,984,386	[2]	397,103	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.67%	[2]	0.09%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Value	57,916	[2]	171,547	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.02%	[2]	0.04%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value	(152,208)	[2]	1,284,530	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.05%)	[2]	0.30%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Value	230,760	[2]	4,124,449	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.08%	[2]	0.96%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, Value	1,440	[2]	178,197	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.04%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Value			12,801	[2]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Value	185,788	[2]	185,280	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.06%	[2]	0.04%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, Value	5,579	[2]	20,301	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Value	67,663	[2]	(347,494)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.02%	[2]	(0.08%)	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Value	(171,692)	[2]	93,974	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.06%)	[2]	0.02%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, Value	(2,979,817)	[2]	24,248,349	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(1.01%)	[2]	5.65%	[2]
Balanced Series [Member] | Options Purchased [Member]
Investment Owned, Value	11,928,779	[2]	24,855,339	[2]
Investment Owned, % of Total Capital (Net Asset Value)	4.02%	[2]	5.80%	[2]
Balanced Series [Member] | Options Purchased [Member] | Copper @ LME Settling 3/1/2011, Call @ 8,400 (Number Of Contracts: 131) [Member]
Investment Owned, Value			4,299,158	[2]
Investment Owned, % of Total Capital (Net Asset Value)			1.00%	[2]
Balanced Series [Member] | Options Purchased [Member] | Total Options Purchased [Member]
Investment Owned, Value			29,154,497	[2]
Investment Owned, % of Total Capital (Net Asset Value)			6.80%	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value	1,630,955	[2]	(2,251,017)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.55%	[2]	(0.53%)	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Copper @ Comex Settling 3/1/2011 (Number Of Contracts: 265) [Member]
Investment Owned, Value			(4,448,411)	[2]
Investment Owned, % of Total Capital (Net Asset Value)			(1.04%)	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Value	4,181,645	[2]	(7,195,082)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	1.41%	[2]	(1.68%)	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Copper @ LME Settling 3/16/2011 (Number Of Contracts: 204) [Member]
Investment Owned, Value			(5,109,138)	[2]
Investment Owned, % of Total Capital (Net Asset Value)			(1.19%)	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Value	(56,702)	[2]	(152,716)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.02%)	[2]	(0.04%)	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Value	442,669	[2]	165,269	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.15%	[2]	0.04%	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Value	(95,263)	[2]	(351,689)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.03%)	[2]	(0.08%)	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Value	22,315	[2]	67,860	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.01%	[2]	0.02%	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Value	(1,508,797)	[2]	(44,519)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.51%)	[2]	(0.01%)	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Value	896	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Value	(134,897)	[2]	(424,601)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.05%)	[2]	(0.10%)	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Value	(22,100)	[2]	(149,997)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.01%)	[2]	(0.04%)	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value	293,052	[2]	(3,226,990)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.10%	[2]	(0.75%)	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Value	(451,002)	[2]	(807,600)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.15%)	[2]	(0.19%)	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, Value	471,246	[2]	(54,735)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.16%	[2]	(0.01%)	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Value	(30,196)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.01%)	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Value	3,585	[2]	93,081	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.02%	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, Value	(22,258)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.01%)	[2]	0.00%	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Value	(396,702)	[2]	76,258	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.13%)	[2]	0.02%	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Value	110,866	[2]	2,893	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.04%	[2]	0.00%	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, Value	4,439,312	[2]	(23,811,134)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	1.50%	[2]	(5.56%)	[2]
Balanced Series [Member] | Options Written [Member]
Investment Owned, Value	(3,326,453)	[2]	(4,788,295)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(1.12%)	[2]	(1.12%)	[2]
Balanced Series [Member] | Currency Forwards [Member]
Investment Owned, Value	(283,733)	[2]	1,286,793	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.27%)	[2]	0.30%	[2]
Balanced Series [Member] | Swaps [Member]
Investment Owned, Value	230,783	[3]
Investment Owned, % of Total Capital (Net Asset Value)	0.08%	[3]
Balanced Series [Member] | Swaps [Member] | Option Basket Balance Series (Termination Date 11/6/12) [Member]
Investment Owned, Value			49,811,462	[3]
Investment Owned, % of Total Capital (Net Asset Value)			11.63%	[3]
Balanced Series [Member] | Swaps [Member] | Option Basket Currency Series (Termination Date 1/26/13) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[3]
Balanced Series [Member] | Swaps [Member] | Reuters/Jeffries CRB Index (Termination Date 2/28/11) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[3]
Balanced Series [Member] | Swaps [Member] | Jeffries Commodity Performance Index (Termination Date 2/28/11) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[3]
Balanced Series [Member] | Swaps [Member] | Total Swaps [Member]
Investment Owned, Value			49,811,462	[3]
Investment Owned, % of Total Capital (Net Asset Value)			11.63%	[3]
Berkeley/Graham/Tiverton Series [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Total Return Option Basket Swap (Termination Date 11/6/12) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[3],[4]
Berkeley/Graham/Tiverton Series [Member] | Total Return Option Basket Swap (Termination Date 6/30/16) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[3],[4]
Berkeley/Graham/Tiverton Series [Member] | Total Swaps [Member]
Investment Owned, Value	34,397	[3],[4]
Investment Owned, % of Total Capital (Net Asset Value)	0.09%	[3],[4]
Berkeley/Graham/Tiverton Series [Member] | Investment in Berkeley Quantitative Colorado Fund, LLC (Cost Of $8,487,603) [Member]
Investment Owned, Value	6,270,844	[4]
Investment Owned, % of Total Capital (Net Asset Value)	15.83%	[4]
Berkeley/Graham/Tiverton Series [Member] | Investment in Berkeley Quantitative Colorado Fund, LLC (Cost Of $10,000,000) [Member]
Investment Owned, Value			10,157,099	[4]
Investment Owned, % of Total Capital (Net Asset Value)			14.46%	[4]
Berkeley/Graham/Tiverton Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 (Cost $38,125,391) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	5.29%	[1],[4]	4.92%	[1],[4]
Investment Owned, Underlying Face Amount, at Market Value	2,094,416	[1],[4]	3,458,708	[1],[4]
Berkeley/Graham/Tiverton Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 (Cost $38,016,039) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	5.69%	[1],[4]	5.08%	[1],[4]
Investment Owned, Underlying Face Amount, at Market Value	2,252,982	[1],[4]	3,566,121	[1],[4]
Berkeley/Graham/Tiverton Series [Member] | Total U.S. Treasury Note Fair Value [Member]
Investment Owned, % of Total Capital (Net Asset Value)	10.98%	[4]	10.00%	[4]
Investment Owned, Underlying Face Amount, at Market Value	4,347,398	[4]	7,024,829	[4]
Berkeley/Graham/Tiverton Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 [Member]
Investment Owned, Underlying Face Amount, at Market Value	2,014,729	[1],[4]	3,237,497	[1],[4]
Investment Owned, at Cost	2,104,447	[1],[4]	3,381,666	[1],[4]
Berkeley/Graham/Tiverton Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 [Member]
Investment Owned, Underlying Face Amount, at Market Value	2,025,768	[1],[4]	3,255,236	[1],[4]
Investment Owned, at Cost	2,098,411	[1],[4]	3,371,967	[1],[4]
Berkeley/Graham/Tiverton Series [Member] | Total U.S. Treasury Note Face Value [Member]
Investment Owned, Underlying Face Amount, at Market Value	4,040,497	[4]	6,492,733	[4]
Berkeley/Graham/Tiverton Series [Member] | Total U.S. Treasury Note Cost [Member]
Investment Owned, at Cost	4,202,858	[4]	6,753,633	[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Copper @ LME Settling 3/16/2011 (Number Of Contracts: 215) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Options Purchased [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Options Purchased [Member] | Copper @ LME Settling 3/1/2011, Call @ 8,400 (Number Of Contracts: 131) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Options Purchased [Member] | Total Options Purchased [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Copper @ Comex Settling 3/1/2011 (Number Of Contracts: 265) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Copper @ LME Settling 3/16/2011 (Number Of Contracts: 204) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Options Written [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Currency Forwards [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Swaps [Member]
Investment Owned, Value	34,397	[3],[4]
Investment Owned, % of Total Capital (Net Asset Value)	0.09%	[3],[4]
Berkeley/Graham/Tiverton Series [Member] | Swaps [Member] | Option Basket Balance Series (Termination Date 11/6/12) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[3],[4]
Berkeley/Graham/Tiverton Series [Member] | Swaps [Member] | Option Basket Currency Series (Termination Date 1/26/13) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[3],[4]
Berkeley/Graham/Tiverton Series [Member] | Swaps [Member] | Reuters/Jeffries CRB Index (Termination Date 2/28/11) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[3],[4]
Berkeley/Graham/Tiverton Series [Member] | Swaps [Member] | Jeffries Commodity Performance Index (Termination Date 2/28/11) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[3],[4]
Berkeley/Graham/Tiverton Series [Member] | Swaps [Member] | Total Swaps [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[3],[4]
Currency Series [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, Value			27,098	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.38%	[2]
Currency Series [Member] | Total Return Option Basket Swap (Termination Date 11/6/12) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[3]
Currency Series [Member] | Total Return Option Basket Swap (Termination Date 6/30/16) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[3]
Currency Series [Member] | Total Swaps [Member]
Investment Owned, Value	2,583	[3]
Investment Owned, % of Total Capital (Net Asset Value)	0.06%	[3]
Currency Series [Member] | Investment in Berkeley Quantitative Colorado Fund, LLC (Cost Of $8,487,603) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%
Currency Series [Member] | Investment in Berkeley Quantitative Colorado Fund, LLC (Cost Of $10,000,000) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%
Currency Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 (Cost $38,125,391) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	3.64%	[1]	13.86%	[1]
Investment Owned, Underlying Face Amount, at Market Value	157,304	[1]	989,472	[1]
Currency Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 (Cost $38,016,039) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	3.92%	[1]	14.29%	[1]
Investment Owned, Underlying Face Amount, at Market Value	169,213	[1]	1,020,201	[1]
Currency Series [Member] | Total U.S. Treasury Note Fair Value [Member]
Investment Owned, % of Total Capital (Net Asset Value)	7.56%		28.15%
Investment Owned, Underlying Face Amount, at Market Value	326,517		2,009,673
Currency Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 [Member]
Investment Owned, Underlying Face Amount, at Market Value	151,319	[1]	926,188	[1]
Investment Owned, at Cost	158,057	[1]	967,432	[1]
Currency Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 [Member]
Investment Owned, Underlying Face Amount, at Market Value	152,148	[1]	931,263	[1]
Investment Owned, at Cost	157,604	[1]	964,657	[1]
Currency Series [Member] | Total U.S. Treasury Note Face Value [Member]
Investment Owned, Underlying Face Amount, at Market Value	303,467		1,857,451
Currency Series [Member] | Total U.S. Treasury Note Cost [Member]
Investment Owned, at Cost	315,661		1,932,089
Currency Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Copper @ LME Settling 3/16/2011 (Number Of Contracts: 215) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Options Purchased [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Options Purchased [Member] | Copper @ LME Settling 3/1/2011, Call @ 8,400 (Number Of Contracts: 131) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Currency Series [Member] | Options Purchased [Member] | Total Options Purchased [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Copper @ Comex Settling 3/1/2011 (Number Of Contracts: 265) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Copper @ LME Settling 3/16/2011 (Number Of Contracts: 204) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Options Written [Member]
Investment Owned, Value			(1,292)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	(0.02%)	[2]
Currency Series [Member] | Currency Forwards [Member]
Investment Owned, Value			28,390	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.40%	[2]
Currency Series [Member] | Swaps [Member]
Investment Owned, Value	2,583	[3]
Investment Owned, % of Total Capital (Net Asset Value)	0.06%	[3]
Currency Series [Member] | Swaps [Member] | Option Basket Balance Series (Termination Date 11/6/12) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[3]
Currency Series [Member] | Swaps [Member] | Option Basket Currency Series (Termination Date 1/26/13) [Member]
Investment Owned, Value			5,668,768	[3]
Investment Owned, % of Total Capital (Net Asset Value)			79.40%	[3]
Currency Series [Member] | Swaps [Member] | Reuters/Jeffries CRB Index (Termination Date 2/28/11) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[3]
Currency Series [Member] | Swaps [Member] | Jeffries Commodity Performance Index (Termination Date 2/28/11) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[3]
Currency Series [Member] | Swaps [Member] | Total Swaps [Member]
Investment Owned, Value			5,668,768	[3]
Investment Owned, % of Total Capital (Net Asset Value)			79.40%	[3]
Long Only Commodity Series [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Total Return Option Basket Swap (Termination Date 11/6/12) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[3],[5]
Long Only Commodity Series [Member] | Total Return Option Basket Swap (Termination Date 6/30/16) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[3],[5]
Long Only Commodity Series [Member] | Total Swaps [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[3],[5]
Long Only Commodity Series [Member] | Investment in Berkeley Quantitative Colorado Fund, LLC (Cost Of $8,487,603) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[5]
Long Only Commodity Series [Member] | Investment in Berkeley Quantitative Colorado Fund, LLC (Cost Of $10,000,000) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%
Long Only Commodity Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 (Cost $38,125,391) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1],[5]	5.70%	[1]
Investment Owned, Underlying Face Amount, at Market Value			239,058	[1]
Long Only Commodity Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 (Cost $38,016,039) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1],[5]	5.88%	[1]
Investment Owned, Underlying Face Amount, at Market Value			246,483	[1]
Long Only Commodity Series [Member] | Total U.S. Treasury Note Fair Value [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[5]	11.58%
Investment Owned, Underlying Face Amount, at Market Value			485,541
Long Only Commodity Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 [Member]
Investment Owned, Underlying Face Amount, at Market Value			223,769	[1]
Investment Owned, at Cost			233,733	[1]
Long Only Commodity Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 [Member]
Investment Owned, Underlying Face Amount, at Market Value			224,995	[1]
Investment Owned, at Cost			233,063	[1]
Long Only Commodity Series [Member] | Total U.S. Treasury Note Face Value [Member]
Investment Owned, Underlying Face Amount, at Market Value			448,764
Long Only Commodity Series [Member] | Total U.S. Treasury Note Cost [Member]
Investment Owned, at Cost			466,796
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Copper @ LME Settling 3/16/2011 (Number Of Contracts: 215) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Options Purchased [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Options Purchased [Member] | Copper @ LME Settling 3/1/2011, Call @ 8,400 (Number Of Contracts: 131) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Long Only Commodity Series [Member] | Options Purchased [Member] | Total Options Purchased [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Copper @ Comex Settling 3/1/2011 (Number Of Contracts: 265) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Copper @ LME Settling 3/16/2011 (Number Of Contracts: 204) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Options Written [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Currency Forwards [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Swaps [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[3],[5]
Long Only Commodity Series [Member] | Swaps [Member] | Option Basket Balance Series (Termination Date 11/6/12) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[3]
Long Only Commodity Series [Member] | Swaps [Member] | Option Basket Currency Series (Termination Date 1/26/13) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[3]
Long Only Commodity Series [Member] | Swaps [Member] | Reuters/Jeffries CRB Index (Termination Date 2/28/11) [Member]
Investment Owned, Value			415,648	[3]
Investment Owned, % of Total Capital (Net Asset Value)			9.91%	[3]
Long Only Commodity Series [Member] | Swaps [Member] | Jeffries Commodity Performance Index (Termination Date 2/28/11) [Member]
Investment Owned, Value			375,148	[3]
Investment Owned, % of Total Capital (Net Asset Value)			8.95%	[3]
Long Only Commodity Series [Member] | Swaps [Member] | Total Swaps [Member]
Investment Owned, Value			$ 790,796	[3]
Investment Owned, % of Total Capital (Net Asset Value)			18.86%	[3]

[1]	Assets have been allocated to each Series based upon ownership in the cash management pool. See Note 2.
[2]	Except of those items disclosed, no individual futures, forwards and option on futures contract position constituted greater than 1 percent of Net Asset Value. Accordingly, the number of contracts and expiration dates are not presented.
[3]	See Notes to Financial Statements, Note 4.
[4]	Formerly the Cambell/Graham/Tiverton Series
[5]	The Long Only Commodity Series ceased trading operations on December 21, 2011 and redeemed all existing Units. The Series remains open.